Segmented information (Tables)	3 Months Ended
Jan. 31, 2020
Text block [abstract]
Detailed Report of Segments and Geographic Areas

$ millions, for the three months ended		Canadian Personal and Small Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2020	Net interest income (1)	$1,618	$315	$348	$384	$96	$2,761
Jan. 31	Non-interest income (2)	596	740	159	487	112	2,094
	Total revenue (1)	2,214	1,055	507	871	208	4,855
	Provision for (reversal of) credit losses	215	35	15	(10)	6	261
	Amortization and impairment (3)	57	7	32	3	147	246
	Other non-interest expenses	1,102	554	267	416	480	2,819
	Income (loss) before income taxes	840	459	193	462	(425)	1,529
	Income taxes (1)	223	123	24	127	(180)	317
	Net income (loss)	$617	$336	$169	$335	$(245)	$1,212
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$7	$7
	Equity shareholders	617	336	169	335	(252)	1,205
	Average assets (4)	$260,661	$65,257	$51,609	$203,972	$98,032	$679,531
2019	Net interest income (1)	$1,631	$304	$342	$362	$162	$2,801
Oct. 31 (5)	Non-interest income (2)	594	722	160	378	117	1,971
	Total revenue (1)	2,225	1,026	502	740	279	4,772
	Provision for (reversal of) credit losses	255	80	17	45	5	402
	Amortization and impairment (3)	24	2	28	1	257	312
	Other non-interest expenses	1,132	528	258	385	223	2,526
	Income (loss) before income taxes	814	416	199	309	(206)	1,532
	Income taxes (1)	213	111	20	79	(84)	339
	Net income (loss)	$601	$305	$179	$230	$(122)	$1,193
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$8	$8
	Equity shareholders	601	305	179	230	(130)	1,185
	Average assets (4)	$259,393	$64,694	$49,891	$189,111	$92,882	$655,971
2019	Net interest income (1)	$1,563	$313	$345	$292	$83	$2,596
Jan. 31 (5)	Non-interest income (2)	601	671	134	420	143	1,969
	Total revenue (1)	2,164	984	479	712	226	4,565
	Provision for (reversal of) credit losses	208	43	16	66	5	338
	Amortization and impairment (3)	23	1	27	2	118	171
	Other non-interest expenses	1,304	513	247	366	159	2,589
	Income (loss) before income taxes	629	427	189	278	(56)	1,467
	Income taxes (1)	167	114	21	72	(89)	285
	Net income (loss)	$462	$313	$168	$206	$33	$1,182
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$4	$4
	Equity shareholders	462	313	168	206	29	1,178
	Average assets (4)	$259,817	$60,189	$46,710	$176,567	$77,316	$620,599
(1)
U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of nil and $49 million, respectively, for the three months ended January 31, 2020 (October 31, 2019: nil and $48 million, respectively; January 31, 2019: nil and $41 million, respectively) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.